Real Estate Inventories and Capitalized Interest	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Real Estate Inventories and Capitalized Interest
Real Estate Inventories and Capitalized Interest

3. Real Estate Inventories and Capitalized Interest

Real estate inventories consisted of the following:

	September 30,	December 31,
	2013	2012
	(in thousands)

Land and land improvements held for development or sale	$200,113	$140,048
Work in progress	43,122	18,943
Completed inventories	24,542	15,005
Investments in amenities	9,242	9,172
Total real estate inventories	$277,019	$183,168

Work in progress includes homes and related home site costs in various stages of construction. Completed inventories consist of model homes and related home site costs used to facilitate sales and homes with certificates of occupancy.  As of September 30, 2013 and December 31, 2012, the carrying value of land and land improvements held for sale was $1.8 million.

As of September 30, 2013 and December 31, 2012, single- and multi-family inventories represented approximately 89% and 84%, respectively, of total real estate inventories. Additionally, as of September 30, 2013 and December 31, 2012, high-rise inventories, which consisted of land and land improvements only, represented approximately 8% and 11%, respectively, of total real estate inventories.

Capitalized interest is summarized as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
	(in thousands)

Capitalized interest, beginning of period	$11,685	$4,689	$7,959	$1,014
Interest incurred	3,644	3,600	10,547	12,730
Interest expensed	(184)	(982)	(1,798)	(5,997)
Interest charged to cost of sales	(1,317)	(556)	(2,880)	(996)
Capitalized interest, end of period	$13,828	$6,751	$13,828	$6,751

3. Real Estate Inventories and Capitalized Interest

        Real estate inventories consist of the following:

	December 31,
	2012	2011
	(In Thousands)
Land and land improvements held for development or sale	$140,048	$133,238
Work in progress	18,943	8,488
Completed inventories	15,005	7,341
Investments in amenities	9,172	9,265

Total real estate inventories	$183,168	$158,332

        Work in progress includes homes and related home site costs in various stages of construction. Completed inventories consist of model homes and related home site costs used to facilitate sales and homes with certificates of occupancy. The carrying value of land and land improvements held for sale was $1.8 million and $6.0 million as of December 31, 2012 and 2011, respectively.

        As of December 31, 2012 and 2011, single- and multi-family inventories represented approximately 84% and 81%, respectively, of total real estate inventories. In addition, as of December 31, 2012 and 2011, high-rise inventories represented approximately 11% and 13%, respectively, of total real estate inventories.

        Capitalized interest is summarized as follows:

	Year Ended December 31,
	2012	2011
	(In Thousands)
Capitalized interest, beginning of year	$1,014	$741
Interest incurred	16,227	18,215
Interest expensed	(6,978)	(16,954)
Interest charged to cost of sales	(2,304)	(988)

Capitalized interest, end of year	$7,959	$1,014